Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Loss and Loss Adjustment Expense Reserves Disclosures [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2014	2013	2012
Balance at January 1	$8,479.7	$7,838.4	$7,245.8
Less reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Net balance at January 1	7,433.8	6,976.3	6,460.1
Incurred related to:
Current year	13,330.3	12,427.3	11,926.0
Prior years	(24.1)	45.1	22.0
Total incurred	13,306.2	12,472.4	11,948.0
Paid related to:
Current year	8,831.5	8,095.0	7,895.3
Prior years	4,237.0	3,919.9	3,536.5
Total paid	13,068.5	12,014.9	11,431.8
Net balance at December 31	7,671.5	7,433.8	6,976.3
Plus reinsurance recoverables on unpaid losses	1,185.9	1,045.9	862.1
Balance at December 31	$8,857.4	$8,479.7	$7,838.4